INCOME TAX (CREDITS) EXPENSES	12 Months Ended
Dec. 31, 2023
Income Tax Credits Expenses
INCOME TAX (CREDITS) EXPENSES

22	INCOME TAX (CREDITS) EXPENSES

British Virgin Islands

The Company and our subsidiaries incorporated in British Virgin Islands currently enjoy permanent income tax holidays; accordingly, the Company and our subsidiaries incorporated in the British Virgin Islands do not accrue for income taxes.

Peru

Our subsidiaries incorporated in Peru are considered as Peru tax residents under Peru tax laws; accordingly, they are subject to corporate income tax on their taxable income under Peru tax laws at statutory tax rates ranging from 5% to 29.5% (2022: 5% to 29.5%, 2021: 5% to 29.5%), depending on the city where the subsidiaries are situated and operated.

France

Our subsidiary incorporated in France is considered as France tax resident under France tax laws; accordingly, it is subject to corporate income tax on their taxable income under France tax laws at a statutory tax rate of 25.0% (2022: 33.3%, 2021: 26.5%).

China

Our subsidiary incorporated in China is considered as China tax resident under China tax laws; accordingly, it is subject to corporate income tax on their taxable income under China tax laws at a statutory tax rate of 25% (2022: 25%, 2021: 25%).

Macau

Our subsidiary incorporated in Macau is considered as Macau tax resident under Macau tax laws; accordingly, it is subject to corporate income tax on their taxable income under Macau tax laws at a statutory tax rate of 12% (2022: 12%, 2021: 12%).

Hong Kong

Our subsidiary incorporated in Hong Kong is subject to corporate income tax on their taxable income under Hong Kong tax laws at a statutory tax rate of 16.5% (2022: 16.5%, 2021: 16.5%).

The income tax provision consists of the following components:

	2023	2022	2021
	USD	USD	USD

Current tax	29,186	431,925	622,963
(Over) under-provision of tax in prior years	(72,040)	-	5,290
Total	(42,854)	431,925	628,253

The income tax (credits) expenses for the years can be reconciled to the (loss) profit before income tax per the consolidated statement of profit or loss as follows:

	2023	2022	2021
	USD	USD	USD

(Loss) profit before income tax	(11,976,182)	5,210,820	1,960,543

Tax at the respective income tax rates	(1,418,569)	847,763	623,576
Tax effect of expenses not deductible for tax purpose	1,683,289	649,932	3,802,565
Tax effect of income not taxable for tax purpose	(235,534)	(850,911)	(4,037,252)
Tax effect of tax losses not recognized	-	-	288,070
Utilization of tax losses previously not recognized	-	(214,859)	(128,876)
(Over) under-provision in respect of prior years	(72,040)	-	5,290
Others	-	-	74,880
Total	(42,854)	431,925	628,253